UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY              October 20, 2008
     ----------------------         -------------             ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           96

Form 13F Information Table Value Total:  $   336,849
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6     5524  5900000 PRN      SOLE                                    5900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5852  5956000 PRN      SOLE                                    5956000
A T & T                        COM              001957109      534    19118 SH       SOLE                                      19118
ACI Worldwide                  COM              004498101     3005   171500 SH       SOLE                                     171500
Acxiom                         COM              005125109     2300   183400 SH       SOLE                                     183400
Albany Molecular Research      COM              012423109     5318   294000 SH       SOLE                                     294000
AmSurg                         COM              03232P405     1539    60410 SH       SOLE                                      60410
AngioDynamics                  COM              03475V101     1751   110800 SH       SOLE                                     110800
Ansys                          COM              03662Q105     1833    48414 SH       SOLE                                      48414
Arbitron                       COM              03875Q108      492    11000 SH       SOLE                                      11000
ArthroCare                     COM              043136100     5917   213460 SH       SOLE                                     213460
Avid Technology                COM              05367P100     3898   162020 SH       SOLE                                     162020
Baldor Electric                COM              057741100     9945   345190 SH       SOLE                                     345190
Bank New York Mellon           COM              064057102      371    11375 SH       SOLE                                      11375
Berkshire Hathaway Cl B        COM              084670207      343       78 SH       SOLE                                         78
Bio Reference Labs             COM              09057G602     1196    41400 SH       SOLE                                      41400
Blackbaud                      COM              09227Q100      315    17100 SH       SOLE                                      17100
Blackboard                     COM              091935502      556    13800 SH       SOLE                                      13800
Brady                          COM              104674106     2233    63280 SH       SOLE                                      63280
Buckeye Partners LP Unit       COM              118230101      247     6650 SH       SOLE                                       6650
CRA International              COM              12618T105     1210    44050 SH       SOLE                                      44050
Celgene                        COM              151020104     2458    38840 SH       SOLE                                      38840
Charles River Labs             COM              159864107     3780    68080 SH       SOLE                                      68080
Cognex                         COM              192422103    10661   528810 SH       SOLE                                     528810
Computer Programs & Systems    COM              205306103     1269    43850 SH       SOLE                                      43850
CyberSource                    COM              23251J106      725    45000 SH       SOLE                                      45000
Digital River                  COM              25388b104     2167    66875 SH       SOLE                                      66875
Dionex                         COM              254546104     7118   112010 SH       SOLE                                     112010
Eclipsys                       COM              278856109      515    24600 SH       SOLE                                      24600
El Paso                        COM              28336L109      140    11000 SH       SOLE                                      11000
Energy Conversion              COM              292659109      582    10000 SH       SOLE                                      10000
Euronet Worldwide              COM              298736109      386    23050 SH       SOLE                                      23050
Exxon Mobil                    COM              302290101      429     5530 SH       SOLE                                       5530
FactSet Research System        COM              303075105     9781   187190 SH       SOLE                                     187190
Forrester Research             COM              346563109     9073   309555 SH       SOLE                                     309555
Franklin Electronic Publishers COM              353515109      700   500000 SH       SOLE                                     500000
Fuel-Tech                      COM              359523107     1263    69810 SH       SOLE                                      69810
Fuelcell Energy                COM              35952H106      151    25000 SH       SOLE                                      25000
Gentex                         COM              371901109     1250    87400 SH       SOLE                                      87400
Genzyme                        COM              372917104    12604   155820 SH       SOLE                                     155820
Haemonetics                    COM              405024100    15864   257025 SH       SOLE                                     257025
Halliburton                    COM              406216101      374    11550 SH       SOLE                                      11550
Healthways                     COM              422245100     4769   294955 SH       SOLE                                     294955
Hologic                        COM              436440101     7297   377500 SH       SOLE                                     377500
Honeywell                      COM              438516106      366     8800 SH       SOLE                                       8800
Huron Consulting Group         COM              447462102     3352    58830 SH       SOLE                                      58830
ICON PLC ADR                   COM              45103T107    11765   307580 SH       SOLE                                     307580
IDEXX Laboratories             COM              45168D104    12961   236510 SH       SOLE                                     236510
ITRON                          COM              465741106     7490    84600 SH       SOLE                                      84600
Integra Lifesciences           COM              457985208     3516    79850 SH       SOLE                                      79850
Invitrogen                     COM              46185r100      333     8800 SH       SOLE                                       8800
Jack Henry & Associates        COM              426281101     3434   168900 SH       SOLE                                     168900
Johnson & Johnson              COM              478160104     5644    81463 SH       SOLE                                      81463
KV Pharmaceutical Cl A         COM              482740206     8883   391142 SH       SOLE                                     391142
Kaydon                         COM              486587108     3339    74100 SH       SOLE                                      74100
LECG                           COM              523234102      695    86075 SH       SOLE                                      86075
LKQ                            COM              501889208      680    40100 SH       SOLE                                      40100
Level 3 Communications         COM              52729N100       40    15000 SH       SOLE                                      15000
Linear Tech                    COM              535678106      515    16800 SH       SOLE                                      16800
Manhattan Associates           COM              562750109    10690   478525 SH       SOLE                                     478525
Martek Biosciences             COM              572901106     2730    86900 SH       SOLE                                      86900
MedQuist                       COM              584949101      420    86500 SH       SOLE                                      86500
Medicis Pharmaceutical         COM              584690309     5016   336400 SH       SOLE                                     336400
Mentor                         COM              587188103     1675    70200 SH       SOLE                                      70200
Merit Medical Systems          COM              589889104     4239   225850 SH       SOLE                                     225850
Micros Systems                 COM              594901100     1373    51500 SH       SOLE                                      51500
Microsoft                      COM              594918104      250     9375 SH       SOLE                                       9375
NeuStar                        COM              64126x201      563    28300 SH       SOLE                                      28300
Newfield Exploration           COM              651290108      288     9000 SH       SOLE                                       9000
Nokia ADR                      COM              654902204      285    15300 SH       SOLE                                      15300
O'Reilly Automotive            COM              686091109    11904   444670 SH       SOLE                                     444670
Orthofix                       COM              N6748L102     1689    90670 SH       SOLE                                      90670
Packaging                      COM              695156109      268    11550 SH       SOLE                                      11550
Penn West Energy Tr            COM              707885109      205     8500 SH       SOLE                                       8500
Pharmaceutical Prod Dvlpt      COM              717124101    28062   678655 SH       SOLE                                     678655
Pope Resources                 COM              732857107      518    18439 SH       SOLE                                      18439
Procter & Gamble               COM              742718109      245     3511 SH       SOLE                                       3511
Quaker Chemical                COM              747316107     2909   102200 SH       SOLE                                     102200
RPM                            COM              749685103      377    19500 SH       SOLE                                      19500
ResMed                         COM              761152107     6439   149750 SH       SOLE                                     149750
SAIC                           COM              78390x101      384    19000 SH       SOLE                                      19000
SEI Investments                COM              784117103     8852   398750 SH       SOLE                                     398750
Sanmina-SCI                    COM              800907107     1275   910503 SH       SOLE                                     910503
Shaw Comm. Cl B                COM              82025k200      457    22460 SH       SOLE                                      22460
Skyworks Solutions             COM              020753109     2224   266050 SH       SOLE                                     266050
Stem Cell Innovations          COM              85857B100        0   225000 SH       SOLE                                     225000
TomoTherapy                    COM              890088107      807   176175 SH       SOLE                                     176175
UQM Technologies               COM              903213106       78    28000 SH       SOLE                                      28000
URS                            COM              903236107      206     5614 SH       SOLE                                       5614
Valeant Pharmaceuticals Int'l  COM              91911x104    22109  1080073 SH       SOLE                                    1080073
Veeco Instruments              COM              922417100      594    40100 SH       SOLE                                      40100
Verint Systems                 COM              92343x100      213    12780 SH       SOLE                                      12780
Zebra Technologies             COM              989207105     8128   291865 SH       SOLE                                     291865
IShares MSCI Japan ETF         EF               464286848      161 15100.000SH       SOLE                                  15100.000
Liquidia Technologies Series A PFD                             100    30580 SH       SOLE                                      30580
Pimco All Asset Instl                           722005626      369    32506 SH       SOLE                                      32506